Share Capital	12 Months Ended
Dec. 31, 2017
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Share Capital

NOTE 25—SHARE CAPITAL

At December 31, 2017, authorized share capital amounts to €8 million and is divided into 400,000,000 Class A ordinary shares, each with a nominal value of €0.02. All shares, except for the ones held by Constellium N.V., have the right to one vote.

		In millions of Euros
	Number of shares	Share capital	Share premium
At January 1, 2017	105,581,673	2	162
New shares issued (A)	28,928,950	1	258

At December 31, 2017 (B)	134,510,623	3	420

(A)	Constellium N.V. issued and granted 125,000 Class A ordinary shares to certain employees and 53,950 Class A ordinary shares to its Board members. (See NOTE 28- Share-Based Compensation).

On November 3rd, 2017, the Group issued 28,750,000 Class A ordinary shares at $11.00 per share. The proceeds received amount to €259 million, net of €12 million of arrangement fees

(B)	Constellium N.V. holds 38,597 Class A ordinary shares at December 31, 2017.